Organization and Principal Activities (Details) - Schedule of consolidated financial statements - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,453,323		¥ 398,952		$ 228,058
Amounts due from inter-company entities	51,536,540		62,261,945		8,087,208
Prepayments and other current assets	100,990,604		6,140		15,847,630
Current assets belong to discontinued operation			265,798,189
Total current assets	153,980,467		328,465,226		24,162,896
Non-current assets:
Property and equipment, net	164,037,622		162,463,014		25,741,082
Land use rights	36,767,329		37,720,475		5,769,596
Intangible assets	6,667		11,667		1,046
Goodwill	26,644,407				4,181,089
Non-current assets belong to discontinued operation			41,482,375
Total non-current assets	227,456,025		241,677,531		35,692,813
Total assets	381,436,492		570,142,757		59,855,709
Current liabilities
Short-term borrowings	77,000,000		24,895,606		12,082,980
Accounts payable	741,169		600,000		116,306
Deferred revenue, current	1,204,033		10,000		188,939
Salary and welfare payable	2,007,834		263,232		315,073
Amounts due to related parties	323,400		719,400		50,749
Tax payable	628,081		237,473		98,560
Amount due to inter-company entities	16,754,595				2,629,162
Accrued liabilities and other current liabilities	16,708,810		3,710,356		2,621,977
Amounts due to Affected Entity, current	288,261,447		254,151,621		45,234,510
Current liabilities belong to discontinued operation			62,799,191
Total current liabilities	403,629,369		347,386,879		63,338,256
Non-current liabilities
Non-current liabilities belong to discontinued operation			412,593
Total non-current liabilities			412,593
Total liabilities	403,629,369		347,799,472		$ 63,338,256
Net revenues from continuing operations	20,112,033	$ 3,156,017	17,070,602	¥ 13,431,603
Net revenues from discontinued operation	102,006,339	16,007,021	154,160,699	148,029,606
Net income/(loss) from continuing operations	(467,382)	(73,342)	7,894,293	4,872,678
Net income/(loss) from discontinued operation	(244,068,780)	(38,299,718)	29,638,700	42,438,138
Net cash provided by operating activities	29,764,431	4,670,688	47,477,961	58,830,470
Net cash (used in)/provided by investing activities	(153,593,942)	(24,102,241)	19,424,757	(34,739,000)
Net cash (used in)/provided by financing activities	115,671,061	18,151,314	(81,928,356)	(1,961,532)
Net increase/(decrease) in cash and cash equivalents	¥ (8,158,450)	$ (1,280,239)	¥ (15,025,638)	¥ 22,129,938